UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
APRIL 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.8%

	Shares	Value
CONSUMER DISCRETIONARY — 5.9%
Comcast, Cl A	24,900	$1,288,824
Liberty Global, Cl A*	22,000	876,040
Time Warner Cable	14,000	1,980,440

		4,145,304

ELECTRIC UTILITIES — 19.7%
Duke Energy	28,000	2,085,720
ITC Holdings	80,000	2,957,600
NextEra Energy	30,000	2,995,500
Northeast Utilities	62,840	2,969,819
Westar Energy, Cl A	80,000	2,870,400

		13,879,039

ENERGY — 20.0%
Cenovus Energy	12,000	357,240
Enbridge	46,400	2,240,656
EQT	7,000	762,930
FMC Technologies*	19,000	1,077,300
Hess	17,000	1,515,720
Occidental Petroleum	15,000	1,436,250
Pioneer Natural Resources	11,000	2,125,970
Schlumberger	17,300	1,756,815
Ultra Petroleum*	18,000	536,400
Williams	53,400	2,251,878

		14,061,159

FINANCIALS — 3.5%
American Tower, Cl A REIT	29,200	2,438,784

GAS — 7.3%
Energen	13,000	1,012,830
ONE Gas	30,000	1,097,400
South Jersey Industries	29,100	1,671,795
Southwest Gas	25,000	1,375,250

		5,157,275

INDUSTRIALS — 2.5%
Union Pacific	9,100	1,732,913

INFORMATION TECHNOLOGY — 1.0%
First Solar*	10,000	674,900

MATERIALS — 1.6%
LyondellBasell Industries, Cl A	12,000	1,110,000

MULTI-UTILITIES — 19.7%
CMS Energy	72,000	2,182,320

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MULTI-UTILITIES — continued
Consolidated Edison	12,000	$696,360
DTE Energy	37,650	2,941,971
National Grid PLC ADR	35,000	2,487,100
NiSource	84,200	3,058,144
Sempra Energy	25,000	2,465,250

		13,831,145

TELECOMMUNICATION SERVICES — 7.0%
BCE	30,700	1,367,378
Verizon Communications	45,000	2,102,850
Vodafone Group ADR	38,000	1,442,480

		4,912,708

WATER UTILITIES — 6.6%
American Water Works	65,300	2,973,109
Aqua America	68,000	1,706,120

		4,679,229

TOTAL COMMON STOCK (Cost $54,637,833)		66,622,456

SHORT-TERM INVESTMENT(A) — 3.7%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (Cost $2,607,512)	2,607,512	2,607,512

TOTAL INVESTMENTS — 98.5% (Cost $57,245,345)†		$69,229,968

Percentages are based on Net Assets of $70,283,715.

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $57,245,345, and the unrealized appreciation and depreciation were $12,077,687 and $(93,064), respectively.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

ADR	—	American Depositary Receipt
Cl	—	Class
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2014, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014